Segment Information (Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated Net Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	$ 367	$ 865	$ (76)
Annuities Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	185	255	149
Retirement Plan Services Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	36	52	24
Life Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(587)	110	(33)
Group Protection Segment [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	11	(44)	11
Others [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(116)	(105)	(82)
MRB Related Impacts [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	661	781
Excluded Realized Gain (Loss), Pre-Tax [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)			(151)
Investment And Reinsurance-related Realized Gain (loss) [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	(27)	175
Change In Fair Value Of GLB And GDB Hedge Instrument [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	190	(360)
Indexed Product Net Derivative Results [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	15	5
Gain (loss) on early extinguishment of debt, tax, reconciling item [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)		(2)	(3)
Benefit ratio unlocking, tax, reconciling item [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)	$ (2)		51
Net Impact From the Tax Cuts And Jobs Act [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)			(37)
Acquisition and integration costs related to mergers and acquisitions [Member]
Reconciliation of Federal Income Tax Expense (Benefit) from Segments to Consolidated [Abstract]
Income tax expense (benefit)		$ (2)	$ (5)